LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of maturities of lease liabilities	The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2019 and 2020 were as follows:

	As of December 31,
Year Ending December 31,	2019	2020
2020	34,948	—
2021	24,091	41,893
2022	15,668	32,006
2023	10,807	15,602
2024	7,208	11,507
2025	3,767	7,857
Thereafter	525	616
Total lease payment	97,014	109,481
Less: imputed interest	(8,984)	(9,380)
Present value of minimum operating lease payments	88,030	100,101

Schedule of undiscounted future minimum payments under non-cancelable operating leases as of December 31, 2018, prior to the adoption of the Lease ASUs

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2019	2020
Weighted-average remaining lease term	3.5years	3.2years
Weighted-average discount rate	5.6%	5.0%